Subsequent Event (Detail) - ₩ / shares	Apr. 01, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Number of issued shares of common stock		500,000,000	357,815,700
Issuance price per share		₩ 5,000	₩ 5,000
LG Display (China) Co., Ltd. [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of disposal of ownership	80.00%
LG Display Guangzhou Co., Ltd. [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of disposal of ownership	100.00%